As filed with the Securities and Exchange Commission on November 9, 2005

Securities Act File No. 2-72097
Investment Company Act File No. 811-03175

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 : ☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 48	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:  ☐

POST-EFFECTIVE AMENDMENT NO. 49	☒

(Check appropriate box or boxes)

PRUDENTIAL SECTOR FUNDS, INC.

(d/b/a Jennison Sector Funds, Inc.)

(Exact name of registrant as specified in charter)

GATEWAY CENTER THREE
100 MULBERRY STREET, 4TH FLOOR
NEWARK, NEW JERSEY 07102-4077

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (973) 802-6469

JONATHAN D. SHAIN, ESQ.
GATEWAY CENTER THREE
100 MULBERRY STREET, 4TH FLOOR
NEWARK, NEW JERSEY 07102-4077

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

As soon as practicable after the effective date
of the Registration Statement.

It is proposed that this filing will become effective
(check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post —effective amendment.

Title of Securities Being Registered……Shares of Common Stock, $.01 par value per share

This amendment consists of the following:

(1)          Facing Sheet of the Registration Statement; and

(2)          Part C of the Registration Statement (including the signature page).

The prospectus and statement of additional information are incorporated by reference from Post-Effective Amendment No. 47 to the Registration Statement under the 1933 Act and Amendment No. 48 to the Registration Statement under the 1940 Act.

This amendment is being filed solely to refile the Part C to this registration statement.

PART C

OTHER INFORMATION

Item 23. Exhibits.

(a)  (1) Articles of Amendment to Articles of Incorporation, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 1, 1995.

(2) Articles of Restatement, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 1, 1995.

(3) Articles Supplementary, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 1, 1996.

(4) Articles Supplementary, incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

(5) Articles of Amendment to Articles of Incorporation, incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on April 30, 1999.

(6) Articles Supplementary, incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on April 30, 1999.

(7) Articles Supplementary dated July 17, 2003, incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on February 2, 2004.

(8) Articles Supplementary for Jennison Health Sciences Fund, incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

(b)  (1) Amended By-Laws, incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 9, 2001.

(2) Amended and Restated By-Laws dated July 17, 2003, incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on February 2, 2004.

(3) Amended and Restated By-Laws dated November 16, 2004, incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 22, 2004.

(c)  Specimen Stock Certificate issued by the Registrant, incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 4, 1997.

(d)  (1) Subadvisory Agreement for Jennison Utility Fund between Prudential Investments Fund Management LLC and Jennison Associates LLC, incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(2) Subadvisory Agreement for Jennison Financial Services Fund between Prudential Investments Fund Management LLC and The Prudential Investment Corporation, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(3) Subadvisory Agreement for Jennison Technology Fund between Prudential Investments Fund Management LLC and The Prudential Investment Corporation, incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(4) Subadvisory Agreement for Jennison Health Sciences Fund between Prudential Investments Fund Management LLC and Jennison Associates LLC, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(5) Subadvisory Agreement for Jennison Health Sciences Fund between Prudential Investments Fund Management LLC and The Prudential Investment Corporation, incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(6) Amended and Restated Management Agreement for Jennison Utility Fund, incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(7)(i) Amended and Restated Management Agreement for Jennison Financial Services Fund, incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(ii) New Fee Schedules as of May 25, 2004, incorporated by reference to Exhibit (d)(7)(i) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 18, 2005.

(8)(i) Amended and Restated Management Agreement for Jennison Health Sciences Fund, incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(ii) New Fee Schedules as of May 25, 2004, incorporated by reference to Exhibit (d)(8)(i) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 18, 2005.

(9)(i) Amended and Restated Management Agreement for Jennison Technology Fund, incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(ii) New Fee Schedules as of May 25, 2004, incorporated by reference to Exhibit (d)(9)(i) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 18, 2005.

(10) Subadvisory Agreement for Jennison Financial Services Fund between Prudential Investments Fund Management LLC and Jennison Associates LLC, incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(11) Subadvisory Agreement for Jennison Technology Fund between Prudential Investments Fund Management LLC and Jennison Associates LLC, incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(e)  (1) Selected Dealer Agreement, incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

(2) Distribution Agreement for Jennison Utility Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

(3) Distribution Agreement for Jennison Financial Services Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(4) Distribution Agreement for Jennison Health Sciences Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(5) Distribution Agreement for Jennison Technology Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(6) Distribution and Service Plan for Class L shares for Jennison Health Sciences Fund with Prudential Investment

Management Services LLC, incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

(7) Distribution and Service Plan for Class M shares for Jennison Health Sciences Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(7) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

(8) Distribution and Service Plan for Class X shares for Jennison Health Sciences Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

(9) Distribution and Service Plan for New Class X shares for Jennison Health Sciences Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

(g)  (1) Custodian Agreement between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 4, 1997.

(2) Amendment to Custodian Contract, incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(3) Amendment to Custodian Contract, incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 33-15166) filed via EDGAR on July 31, 2001 of Prudential Natural Resources Fund, Inc.

(4) Amendment to Custodian Contract, incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 33-15166) of Prudential Natural Resources Fund, Inc. filed via EDGAR on July 30, 2002.

(5) Custodian Contract dated June 6, 2005, incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

(h)  (1) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 4, 1997.

(2) Amendment to Transfer Agency Agreement, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(3) Amendment to Transfer Agency Agreement dated September 4, 2002, incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on February 2, 2004.

(i)  (1) Opinion and consent of counsel, incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 9, 2001.

(2) Consent of Counsel, incorporated by reference to Exhibit (i)(2) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(j)  Consent of independent registered public accounting firm, incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

(m)  (1) Amended and Restated Distribution and Service Plan for Class A shares of Jennison Utility Fund, incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

(2) Distribution and Service Plan for Class A shares of Jennison Financial Services Fund, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(3) Distribution and Service Plan for Class A shares of Jennison Health Sciences Fund, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(4) Distribution and Service Plan for Class A shares of Jennison Technology Fund, incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(5) Amended and Restated Distribution and Service Plan for Class B shares of Jennison Utility Fund, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

(6) Distribution and Service Plan for Class B shares of Jennison Financial Services Fund, incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(7) Distribution and Service Plan for Class B shares of Jennison Health Sciences Fund, incorporated by reference to Exhibit (m)(7) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No.2-72097) filed via EDGAR on January 31, 2000.

(8) Distribution and Service Plan for Class B shares of Jennison Technology Fund, incorporated by reference to Exhibit (m)(8) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January  31, 2000.

(9) Amended and Restated Distribution and Service Plan for Class C shares of Jennison Utility Fund, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

(10) Distribution and Service Plan for Class C shares of Jennison Financial Services Fund, incorporated by reference to Exhibit (m)(10) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(11) Distribution and Service Plan for Class C shares of Jennison Health Sciences Fund, incorporated by reference to Exhibit (m)(11) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(12) Distribution and Service Plan for Class C shares of Jennison Technology Fund, incorporated by reference to Exhibit (m)(12) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(13) Rule 12b-1 Fee Waiver for Class A Shares, incorporated by reference to Exhibit (m)(13) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 22, 2004.

(n)  (1) Amended and Restated Rule 18f-3 Plan, incorporated by reference to Exhibit (o) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 9, 1999.

(2) Amended and Restated Rule 18f-3 Plan, incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 23, 2003.

(3) Amended and Restated Rule 18f-3 Plan dated January 23, 2004, incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on February 2, 2004.

(4) Amended and Restated Rule 18-3 Plan dated March 11, 2004, incorporated by reference to Exhibit (n)(4) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 22, 2004.

(5) Amended and Restated Rule 18f-3 Plan dated June 20, 2005, incorporated by reference to Exhibit (n)(5) to Post-Effective

Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

(p)  (1) Amended Code of Ethics of the Registrant dated May 23, 2005, incorporated by reference to Exhibit (p)(i) to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on July 19, 2005.

(2) Amended Personal Securities Trading Policy of Prudential dated May 23, 2005, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on July 19, 2005.

(3) Amended Code of Ethics of Jennison Associates LLC dated October 5, 2005, incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

(q)  (1) Power of Attorney dated September 7, 2005, incorporated by reference to Exhibit (q)(1) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

Item 24. Persons Controlled by or under Common Control with Registrant.

None.

Item 25. Indemnification.

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and the Maryland General Corporation Law (the MGCL), and pursuant to Article V of the Company’s Amended and Restated By-Laws (Exhibit (b) (2) to the Registration Statement), the Company shall indemnify present and former officers and directors (and persons who serve or served as the officer or director of certain other enterprises at the Company’s request), and, to the extent authorized by the Company’s Board, employees and agents, against judgments, fines, settlements and expenses, and may advance expenses to such parties, to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. Section 2-418 of the MGCL permits indemnification of directors, officers, employees and agents who are made a party (or threatened to be made a party) to any proceeding by reason of their service in such capacity, unless it is established that (i) the act or omission of such person was material to the matter and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (ii) such person actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, such person had reasonable cause to believe that the act or omission was unlawful. The MGCL does not permit indemnification in respect of any proceeding by or in the right of the Company in which a person is found liable to the Company or, except in limited circumstances, for proceedings brought against the Company. A Maryland corporation is required to reimburse officers and directors for reasonable expenses incurred in the successful defense of a proceeding to which such director or officer is a party by reason of his or her service in such capacity, or in the successful defense of any issue, claim or matter in such a proceeding. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of each Distribution Agreement (Exhibits (e)(2) to (e)(5) to the Registration Statement), the Distributor of the Funds may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Pursuant to Article VI of the Fund’s charter, directors and officers of the Fund shall not be liable to the Fund or its stockholders for monetary damages for breach of fiduciary duty as officers or directors to the extent permitted by law (including the MGCL and the 1940 Act). Under Maryland law, such limitation on liability will not apply to: (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Company in connection with the successful defense of any action, suit or proceeding) is asserted against the Company by such director, officer or controlling person in connection with the shares being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Company has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Company against the cost of indemnification payments to officers and directors under certain circumstances.

Section 9 of the amended Management Agreement and each other Management Agreement (Exhibits (d)(6) through (d)(9) to the Registration Statement) and Section 4 of each Subadvisory Agreement (Exhibits (d)(1) to (d)(5) and (d)(10) and (d)(11) to the Registration Statement) limit the liability of Prudential Investments LLC (PI), Prudential Investment Management, Inc. (PIM) and Jennison Associates LLC (Jennison), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Company hereby undertakes that it will apply the indemnification provisions of its Amended and Restated By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser.

(a)  Prudential Investments LLC (PI)

See “How the Fund is Managed-Manager” in the Jennison Utility Fund Prospectus and “How the Funds are Managed-Manager” in the Prospectus of Jennison Financial Services Fund, Jennison Health Sciences Fund and Jennison Technology Fund, both constituting Part A of this Registration Statement and “Investment Advisory and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement.

The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Securities and Exchange Commission (File No. 801-31104), the text of which is hereby incorporated by reference.

The business and other connections of PI’s directors and principal executive officers are set forth below. The address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

Name and Address	Position with PI	Principal Occupations
Robert F. Gunia	Executive Vice President and Chief Administrative Officer

Executive Vice President, and Chief Administrative Officer, PI; Vice President, Prudential; President, PIMS; Executive Vice President, Chief Administrative Officer and Director of American Skandia Investment Services, Inc.; Executive Vice President and Director of American Skandia Fund Services Inc.; Executive Vice President. Chief Administrative Officer and Director of American Skandia Advisory Services, Inc.

Kevin B. Osborn	Executive Vice President	Executive Vice President, PI; Executive Vice President and Director of American Skandia Investment Services, Inc.; Executive Vice President and Director of American Skandia Advisory Services, Inc.
Stephen Pelletier	Executive Vice President	Executive Vice President, PI
Kathryn L. Quirk	Executive Vice President, Chief Legal Officer and Secretary

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investment LLC and Prudential Mutual Fund Services LLC.

Judy A. Rice	Officer in Charge, President, Chief Executive Officer and Chief Operating Officer

Office-in-Charge, President, Chief Executive Officer and Chief Operating Officer, PI; Officer-in-Charge, Director, President, Chief Executive Officer and Chief Operating Officer of American Skandia Investment Services, Inc.; Officer-in-Charge, Director, President and Chief Executive Officer of American Skandia Fund Services, Inc.; Officer-in-Charge, Director, President, Chief Executive Officer and Chief Operating Officer of American Skandia Advisory Services, Inc.

(b)  Jennison Associates LLC (Jennison)

See “How the Fund is Managed-Investment Adviser” in the Jennison Utility Fund Prospectus and in the Prospectus of Jennison Financial Services Fund, Jennison Health Sciences Fund and Jennison Technology Fund, both constituting Part A of this Registration Statement and “Investment Advisory and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Jennison are included in Schedule A and D of its Form ADV filed with the Securities and Exchange Commission (File No. 801-5608), as most recently amended, the text of which is hereby incorporated by reference.

Item 27. Principal Underwriters.

(a)  Prudential Investment Management Services LLC (PIMS)

PIMS is distributor for American Skandia Trust, Cash Accumulation Trust, Dryden Ultra Short Bond, Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden High Yield Total Return Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Inc., Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Prudential Series Fund, Inc. and The Target Portfolio Trust.

PIMS is also distributor of the following unit investment trusts: Separate Accounts: Prudential’s Gibraltar Fund, Inc.,The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

(b)  The business and other connections of PIMS’s directors and principal executive officers are listed in its Form ADV as currently on file with the Securities and Exchange Commission (File No. 8-36540), the text of which is hereby incorporated by reference.

(c)  Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of The Bank of New York, 100 Wall Street, New York, New York 10286, Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and Prudential Mutual Fund Services LLC, Gateway Center Three, 10th Floor, 100 Mulberry Street, Newark, New Jersey 07102. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11), 31a-1(f) and 31a-1(b)(4) and (11) and 31a-1(d) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by The Bank of New York and Prudential Mutual Fund Services LLC.

Item 29. Management Services.

Other than as set forth under the captions “How the Fund is Managed-Manager,” ”How the Fund is Managed-Investment Adviser” and “How the Fund is Managed-Distributor” in the Jennison Utility Fund Prospectus and “How the Funds are

Managed-Manager”, “How the Funds are Managed-Investment Advisers” and “How the Funds are Managed-Distributor” in the Prospectus of Jennison Financial Services Fund, Jennison Health Sciences Fund and Jennison Technology Fund, and the caption “Investment Advisory and Other Services” in the Statement of Additional Information, the Prospectuses and the Statement of Additional Information constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to have been signed on its behalf, in the City of Newark, and State of New Jersey, on the 9th day of November, 2005.

JENNISON SECTOR FUNDS, INC.

*By: /s/ Judy A. Rice

Judy A. Rice, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

*		Director
Linda W. Bynoe

*		Director
David E.A. Carson

*		Director
Robert E. LaBlanc

*		Director
Robert F. Gunia

*		Director
Douglas H. McCorkindale

*		Director
Richard A. Redeker

*		Director
Judy A. Rice

*		Director
Robin M. Smith

*		Director
Stephen G. Stoneburn

*		Director
Clay T. Whitehead

*		Treasurer and Principal Financial
Grace C. Torres		and Accounting Officer

By:	/s/ Claudia DiGiacomo		November 9, 2005
(Claudia DiGiacomo, Attorney-in-Fact)